Income Taxes - Summary of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate (Detail) - State Administration of Taxation, China [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PRC Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(20.20%)	(9.00%)	(11.60%)
Permanent book-tax difference	3.30%	(0.30%)	(0.10%)
Estimates for uncertain tax positions		(10.50%)
Difference in EIT rates of certain overseas entities	(1.00%)	(2.80%)	(0.80%)
The effect of change in tax rate			(5.10%)
Tax filing difference	0.70%
Effect of tax holiday (Note)	(8.10%)	(7.60%)	(9.80%)
Total	(0.30%)	(5.20%)	(2.40%)